FINANCIAL INSTRUMENTS - RISK MANAGEMENT	6 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
FINANCIAL INSTRUMENTS - RISK MANAGEMENT

14.    FINANCIAL INSTRUMENTS – RISK MANAGEMENT

The following tables show additional information required under IFRS 7 for financial assets and liabilities recorded as of December 31, 2020 and June 30, 2020.

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	12/31/2020	06/30/2020	12/31/2020	06/30/2020
Cash and cash equivalents	4,633,470	4,813,012	14,496,736	22,346,409
Other financial assets	5,382,974	4,713,161	11,877,919	24,409,375
Trade receivables	84,945,171	73,546,633	—	—
Other receivables (*)	4,215,587	3,349,901	—	—
Total	99,177,202	86,422,707	26,374,655	46,755,784

(*)Advances expenses and tax balances are not included.

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	12/31/2020	06/30/2020	12/31/2020	06/30/2020
Trade and other payables	63,253,580	57,742,516	—	—
Borrowings	118,830,207	104,948,345	—	—
Convertible notes	45,788,217	43,029,834	—	—
Lease liability	986,068	1,109,812	—	—
Employee benefits and social security	4,103,906	5,044,630	—	—
Consideration for acquisition of assets	8,437,972	—	—	—
Warrants	—	—	—	1,686,643
Total	241,399,950	211,875,137	—	1,686,643

Financial instruments measured at fair value

Measurement at fair value at 12/31/2020	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	14,496,736	—	—
Other investments	4,561,531	—	—
US Treasury bills	7,316,388	—	—

Financial liabilities valued at fair value
Private warrants	—	—	—

Measurement at fair value at 06/30/2020	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	22,346,409	—	—
Other investments	16,640,965	—	—
US Treasury bills	7,768,410	—	—

Financial liabilities valued at fair value
Private warrants	—	—	1,686,643

Estimation of fair value

The fair value of marketable securities, mutual funds and US Treasury Bills is calculated using the market approach, which use quoted prices in active markets for identical assets. The quoted marked price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

The Group’s financial liabilities, which were not traded in an active market, were determined using valuation techniques that maximize the use of available market information, and thus rely as little as possible on specific estimates. If all significant inputs required to fair value an instrument are observable, the instruments are included in level 2.

If one or more of the significant inputs is not based on observable market data, the instruments are included in Level 3.

The Group’s policy is to recognize transfers between different categories of the fair value hierarchy at the time they occur or when there are changes in the circumstances that cause the transfer.

There were no transfers between levels of the fair value hierarchy. There were no changes in economic or business circumstances affecting fair value.

Financial instruments not measured at fair value

The financial instruments not measured at fair value include cash and cash equivalents, trade accounts receivable, other accounts receivable, trade payables and other debts, borrowings, financed payments and convertible notes.

The carrying value of financial instruments not measured at fair value does not differ significantly from their fair value, except for borrowings (Note 6.13).

Management estimates that the carrying value of the financial instruments measured at amortized cost approximates their fair value.